Income Taxes (Income Tax Expense Differs from Amount Computed by Applying Federal Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Income Taxes [Abstract]
Computed "expected" tax expense (benefit)			$ (11,054)	$ (9,999)	$ (12,365)
Stock-based compensation			876	636	893
State and local income taxes, net of federal income tax benefit			1	2	(1)
Foreign rate differential				1,258	512
Convertible note changes and change in fair value					750
Warrants modification and changes in fair value				29	2,997
Other			17	182	7
Change in valuation allowance			10,161	7,895	7,176
Income tax expense (benefit)	$ 1	$ 1	$ 1	$ 3	$ (31)